Concentrations (Details 1) - Accounts Receivable [Member] ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Accounts receivable | ¥			¥ 32,275	¥ 23,092
Accounts receivable, percentage		81.00%	81.00%	83.20%
US$ [Member]
Accounts receivable | $		$ 4,568
Company A [Member]
Accounts receivable | ¥			¥ 6,690	¥ 10,398
Accounts receivable, percentage		16.80%	16.80%	37.40%
Company A [Member] | US$ [Member]
Accounts receivable | $		$ 947
Company D [Member]
Accounts receivable | ¥				¥ 5,042	[1]
Accounts receivable, percentage	[1]			18.20%
Company D [Member] | US$ [Member]
Accounts receivable | $
Company E [Member]
Accounts receivable | ¥			¥ 14,543	¥ 4,022	[1]
Accounts receivable, percentage		36.50%	36.50%	14.50%	[1]
Company E [Member] | US$ [Member]
Accounts receivable | $		$ 2,058
Company F [Member]
Accounts receivable | ¥				¥ 3,630	[1]
Accounts receivable, percentage	[1]			13.10%
Company F [Member] | US$ [Member]
Accounts receivable | $
Company H [Member]
Accounts receivable | ¥			¥ 11,042
Accounts receivable, percentage		27.70%	27.70%		[1]
Company H [Member] | US$ [Member]
Accounts receivable | $		$ 1,563

[1]	represented less than 10% of account receivables as of the year end.